Annual Total Returns - FidelityZEROExtendedMarketLargeCapIndexFunds-ComboPRO - FidelityZEROExtendedMarketLargeCapIndexFunds-ComboPRO - Fidelity ZERO Extended Market Index Fund	Dec. 30, 2023
Bar Chart Table:
Annual Return, Inception Date	Sep. 13, 2018
Fidelity ZERO Extended Market Index Fund
Bar Chart Table:
Annual Return 2019	26.51%
Annual Return 2020	16.59%
Annual Return 2021	21.46%
Annual Return 2022	(18.00%)